Acquisition and Deconsolidations of Subsidiaries (Tables)	12 Months Ended
Jun. 30, 2022
Business Combinations [Abstract]
Schedule of purchase price allocation to assets acquired and liabilities assumed
Amounts
Cash acquired	$474,323
Accounts receivable, net	618,144
Prepayments, deposits and other assets, net	103,697
Property and equipment, net	1,493
Customer relationship	904,748
Short-term bank loans	(48,103)
Accounts payable and other current liabilities	(128,688)
Tax payables	(102,978)
Salaries and benefits payable	(431,548)
Long-term bank loans	(44,201)
Deferred tax liabilities	(162,855)
Noncontrolling interests	(411,351)
Goodwill	1,689,899
Total consideration	$2,462,580

Amounts
Cash acquired	$4,037
Accounts receivable, net	24,811
Property and equipment, net	2,117
Intangible assets, net	126,680
Accounts payable and other current liabilities	(71,488)
Tax payables	(2,576)
Salaries and benefits payable	(5,099)
Deferred tax liabilities	(25,336)
Goodwill	236,834
Total consideration	$289,980

Amounts
Net assets acquired:
Cash and cash equivalents	205,711
Intangible assets (Note 7)	151,168
Other current liabilities	(5,390)
Deferred tax liabilities	(23,971)
Noncontrolling interests	(121,807)
Total consideration	$205,711